Schedule of Investments
March 31, 2026 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 89.82%

Air Transportation, Scheduled - 2.87%
Grupo Aeroportuario Cen ADR (2)	8,080		927,018

Bottled & Canned Soft Drinks & Carbonated Waters - 4.02%
Celsius Holdings, Inc. (2)	36,542		1,296,510

Canned, Fruits, Veg, Preserves, Jams & Jellies - 4.39%
The J.M. Smucker Co.	14,715		1,419,115

Electric Service - 9.60%
NRG Energy, Inc.	7,506		1,096,927
Talen Energy (2)	3,100		989,613
Vistra Corp.	6,747		1,014,277

			3,100,816

Grain Mill Products - 4.95%
Post Holdings, Inc. (2)	16,157		1,597,281

Hotels, Rooming Houses, Camps & Other Lodging Places - 5.04%
Civeo Corp. (2)	61,523		1,627,899

Miscellaneous Electrical Machinery, Equipment & Supplies - 6.58%
Spectrum Brands Holdings, Inc.	28,823		2,124,255

Motor Vehicle Parts & Accessor - 3.58%
Garrett Motion, Inc.	63,544		1,154,594

Office Machines, NEC - 2.91%
Pitney Bowes, Inc.	85,000		939,250

Perfumes, Cosmetics & Other - 4.63%
Edgewell Personal Care Co.	70,040		1,494,654

Pipe Lines (No Natural Gas) - 5.85%
MPLX LP	33,072		1,887,419

Services-Business Services, NEC - 3.02%
Mastercard, Inc. (2)	1,950		974,337

Services - Commercial Physical & Biological Research - 3.08%
Icon plc (2)	9,000		995,940

Services-Computer Integrated Services - 5.19%
Science Applications International Corp. (2)	17,665		1,676,762

Services-Personal Services - 3.20%
H&R Block, Inc.	32,517		1,032,090

Services-Prepackaged Software - 3.14%
Opera Ltd. (Norway)	71,093		1,013,786

Sugar & Confectionery Products - 3.31%
Hershey Co.	5,142		1,068,970

Transportation Services - 3.17%
Expedia Group, Inc.	4,438		1,024,690

Video Game Equipment - 4.09%
Nintendo Co., Ltd.	92,423		1,320,725

Wholesale-Groceries, General Line - 7.21%
United Natural Foods, Inc. (2)	51,652		2,327,439

Total Common Stock	(Cost $ 24,425,385)		29,003,550

Real Estate Investment Trusts - 4.33%

Apartment Investment & Management Co.	256,297		1,043,129
Net Lease Office Properties	30,719		353,883

Total Real Estate Investment Trusts	(Cost $ 2,309,193)		1,397,012

Cash Equivalants - 5.40%

Fidelity Treasury Fund Class III Treasury Portfolio - 3.30% (3)	1,742,340		1,742,340

Total Money Market Registered Investment Companies	(Cost $ 1,152,928)		1,742,340

Total Investments - 99.55%	(Cost $ 28,548,149)		32,142,902

Other Assets Less Liabilities - 0.08%			24,983

Total Net Assets - 100.00%			32,290,097

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments
Level 1 - Quoted Prices	$32,142,902		$-
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs	-		-
Total	$32,142,902	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at March 31, 2026
ADR - American Depositary Receipt.